SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE AND CONCENTRATION RISK (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Certain Risks and Concentrations
Revenue	$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	$ 3,139,882	$ 3,230,933	$ 3,109,547
Accounts receivable, net	220,138				250,077				220,138	250,077
Google Inc.
Certain Risks and Concentrations
Accounts receivable, net	65,800				97,200				$ 65,800	$ 97,200
Google Inc. | Revenue | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk (percentage)									26.00%	40.00%	45.00%
Publishing and Applications | Google Inc.
Certain Risks and Concentrations
Revenue									$ 824,400	$ 1,300,000	$ 1,400,000
Operating Segments | Match Group
Deferred revenue
Deferred revenue	161,100				144,400				161,100	144,400
Certain Risks and Concentrations
Revenue									$ 1,118,110	909,705	836,458
Operating Segments | Match Group | Minimum
Deferred revenue
Revenue recognition period									1 month
Operating Segments | Match Group | Maximum
Deferred revenue
Revenue recognition period									6 months
Operating Segments | HomeAdvisor
Deferred revenue
Deferred revenue	18,800				11,900				$ 18,800	11,900
Certain Risks and Concentrations
Revenue									$ 498,890	361,201	283,541
Operating Segments | HomeAdvisor | Subscription term, one month
Deferred revenue
Revenue recognition period									1 month
Operating Segments | HomeAdvisor | Subscription term, three months
Deferred revenue
Revenue recognition period									3 months
Operating Segments | HomeAdvisor | Subscription term, one year
Deferred revenue
Revenue recognition period									1 year
Operating Segments | Video
Certain Risks and Concentrations
Revenue									$ 228,649	213,317	182,454
Operating Segments | Video | Minimum
Deferred revenue
Revenue recognition period									1 month
Operating Segments | Video | Maximum
Deferred revenue
Revenue recognition period									1 year
Operating Segments | Video | Vimeo
Deferred revenue
Deferred revenue	36,700				30,400				$ 36,700	30,400
Operating Segments | Video | Electus
Deferred revenue
Deferred revenue	23,100				24,400				23,100	24,400
Operating Segments | Publishing
Certain Risks and Concentrations
Revenue									$ 407,313	$ 691,686	$ 791,549
Operating Segments | Publishing | Google Inc. | Revenue | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk (percentage)									73.00%	83.00%	83.00%
Operating Segments | Applications
Deferred revenue
Deferred revenue	26,100				21,000				$ 26,100	$ 21,000
Certain Risks and Concentrations
Revenue									$ 604,140	$ 760,748	$ 776,707
Operating Segments | Applications | Google Inc. | Revenue | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk (percentage)									87.00%	94.00%	97.00%
Operating Segments | Applications | Minimum
Deferred revenue
Revenue recognition period									1 year
Operating Segments | Applications | Maximum
Deferred revenue
Revenue recognition period									2 years
Operating Segments | Other
Certain Risks and Concentrations
Revenue									$ 283,365	$ 294,821	$ 239,644
Operating Segments | Other | The Princeton Review
Deferred revenue
Deferred revenue	$ 23,300				$ 25,700				$ 23,300	$ 25,700